Trade and other payables: amounts falling due within one year	6 Months Ended
Jun. 30, 2020
Within one year [member]
Statement [LineItems]
Trade and other payables: amounts falling due within one year
1 7 .	Trade and other payables: amounts falling due within one year

	30 June 2020	30 June 2019	31 December 2019
	£m	£m	£m
Trade payables	7,279.2	9,945.7	10,112.1
Deferred income	968.7	1,377.3	1,024.6
Payments due to vendors (earnout agreements)	65.4	167.6	142.4
Liabilities in respect of put option agreements with vendors	47.0	41.4	75.4
Fair value of derivatives	2.7	4.0	1.5
Share repurchases - close period commitments 1	—	—	252.3
Other creditors and accruals	2,409.3	2,829.7	2,578.5
	10,772.3	14,365.7	14,186.8
Note
1
During 2019, the Company entered into an arrangement with a third party to conduct share buybacks on its behalf in the close period commencing on 2 January 2020 and ending on 27 February 2020, in accordance with UK listing rules. The commitment resulting from this agreement constitutes a liability at 31 December 2019, which is included in Trade and other payables: amounts falling due within one year and has been recognised as a movement in equity
.

The Group considers that the carrying amount of trade and other payables approximates their fair value.